Income Tax: (Details 3)	Jun. 30, 2018 USD ($)
Income Tax Details Three [Abstract]
Canadian tax loss carryforward expiring 2026	$ 1,988,836
Canadian tax loss carryforward expiring 2027	3,691,021
Canadian tax loss carryforward expiring 2028	14,068,491
Canadian tax loss carryforward expiring 2029	13,332,813
Canadian tax loss carryforward expiring 2030	16,471,949
Canadian tax loss carryforward expiring 2031	18,444,769
Canadian tax loss carryforward expiring 2032	5,351,036
Canadian tax loss carryforward expiring 2033	6,881,259
Canadian tax loss carryforward expiring 2034	9,913,925
Canadian tax loss carryforward expiring 2035	12,867,492
Canadian tax loss carryforward expiring 2036	15,299,043
Canadian tax loss carryforward expiring 2037	18,726,192
Canadian tax loss carryforward expiring 2038	1,844,469
Total Canadian tax loss carryforward	$ 138,881,295